UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  399 Park Avenue, 16th Floor
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III          New York, NY             February 14, 2013
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]


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Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


028-01190                       Frank Russell Company



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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $1,540,439
                                         (thousands)


List of Other Included Managers:

         Form 13F File Number    Name

1.       028-12821               Brigade Leveraged Capital Structures Fund Ltd.


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                                         FORM 13F INFORMATION TABLE
                                             December 31, 2012


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COL 1                         COL 2             COL 3      COL 4            COL 5         COL 6           COL 7        COL 8

                              TITLE                        VALUE    SHS OR     SH/  PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (x$1000) PRN AMT    PRN  CALL  DISCRETION      MGRS   SOLE    SHARED NONE
--------------                ---------         ------     -------  --------   ---  ----  ----------      ----   ----    ------ ----
AMERISTAR CASINOS INC         COM               03070Q101   26,240   1,000,000 SH         Shared-Defined  1       1,000,000
APPLE INC                     COM               037833100   47,896      90,000      CALL  Sole                       90,000
BEAZER HOMES USA INC          COM NEW           07556Q881   16,890   1,000,000 SH         Shared-Defined  1       1,000,000
CHENIERE ENERGY INC           COM NEW           16411R208   10,329     550,000 SH         Shared-Defined  1         550,000
CHESAPEAKE ENERGY CORP        COM               165167107    9,972     600,000      PUT   Shared-Defined  1         600,000
DRYSHIPS INC.                 NOTE 5.000%12/0   262498AB4   34,322  43,445,000 PRN        Shared-Defined  1      43,445,000
DRYSHIPS INC.                 NOTE 5.000%12/0   262498AB4   17,250  21,836,000 PRN        Sole                   21,836,000
DYNEGY INC NEW DEL            COM               26817R108   47,868   2,502,250 SH         Shared-Defined  1       2,502,250
DYNEGY INC NEW DEL            COM               26817R108    8,015     418,976 SH         Sole                      418,976
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140   16,407     510,000 SH         Shared-Defined  1         510,000
FERRO CORP                    COM               315405100    6,075   1,453,460 SH         Shared-Defined  1       1,453,460
FIFTH & PAC COS INC           COM               316645100   44,206   3,550,700 SH         Shared-Defined  1       3,550,700
FOREST OIL CORP               COM PAR $0.01     346091705   24,419   3,650,000 SH         Shared-Defined  1       3,650,000
FOREST OIL CORP               COM PAR $0.01     346091705    1,907     285,000 SH         Sole                      285,000
HOVNANIAN ENTERPRISES INC     CL A              442487203    7,000   1,000,000      CALL  Shared-Defined  1       1,000,000
HOVNANIAN ENTERPRISES INC     CL A              442487203   10,850   1,550,000 SH         Shared-Defined  1       1,550,000
ISHARES TR                    RUSSELL 2000      464287655  885,337  10,500,000      PUT   Shared-Defined  1      10,500,000
KOHLS CORP                    COM               500255104    3,224      75,000 SH         Shared-Defined  1          75,000
LIBERTY MEDIA CORP            DEB 4.000%11/1    530715AG6   31,278  47,035,000 PRN        Sole                   47,035,000
LIBERTY MEDIA CORP            DEB 4.000%11/1    530715AG6   25,071  37,700,000 PRN        Shared-Defined  1      37,700,000
METLIFE INC                   COM               59156R108    8,235     250,000 SH         Shared-Defined  1         250,000
MTR GAMING GROUP INC          COM               553769100   11,134   2,670,022 SH         Shared-Defined  1       2,670,022
MTR GAMING GROUP INC          COM               553769100      209      50,000 SH         Sole                       50,000
NATIONSTAR MTG HLDGS INC      COM               63861C109    9,318     300,772 SH         Shared-Defined  1         300,772
NRG ENERGY INC                COM NEW           629377508   36,784   1,600,000 SH         Shared-Defined  1       1,600,000
NRG ENERGY INC                COM NEW           629377508    1,540      67,000 SH         Sole                       67,000
NRG ENERGY INC                COM NEW           629377508    3,449     150,000      CALL  Shared-Defined  1         150,000
RITE AID CORP                 COM               767754104      290     212,929 SH         Sole                      212,929
RITE AID CORP                 COM               767754104   19,574  14,392,971 SH         Shared-Defined  1      14,392,971
SANDRIDGE ENERGY INC          COM               80007P307    6,350   1,000,000 SH         Shared-Defined  1       1,000,000
SANDRIDGE ENERGY INC          COM               80007P307    9,525   1,500,000      CALL  Shared-Defined  1       1,500,000
SINCLAIR BROADCAST GROUP INC  CL A              829226109   12,620   1,000,000 SH         Shared-Defined  1       1,000,000
SPRINT NEXTEL CORP            COM SER 1         852061100    7,371   1,300,000      PUT   Shared-Defined  1       1,300,000
SUPERVALU INC                 COM               868536103    1,371     554,900 SH         Sole                      554,900
SUPERVALU INC                 COM               868536103    9,633   3,900,000 SH         Shared-Defined  1       3,900,000
SUPERVALU INC                 COM               868536103    1,606     650,000      CALL  Sole                      650,000
SUPERVALU INC                 COM               868536103    7,706   3,120,000      CALL  Shared-Defined  1       3,120,000
TELECOM ITALIA S P A NEW      SPON ADR ORD      87927Y102   13,516  15,000,000 SH         Shared-Defined  1      15,000,000
TWO HBRS INVT CORP            COM               90187B101   11,080   1,000,000 SH         Shared-Defined  1       1,000,000
U S AIRWAYS GROUP INC         COM               90341W108   32,400   2,400,000 SH         Shared-Defined  1       2,400,000
VISTEON CORP                  COM NEW           92839U206   17,222     320,000 SH         Shared-Defined  1         320,000
WALGREEN CO                   COM               931422109   27,758     750,000 SH         Shared-Defined  1         750,000
WALTER INVT MGMT CORP         NOTE 4.500%11/0   93317WAA0      771     730,000 PRN        Sole                      730,000
WALTER INVT MGMT CORP         NOTE 4.500%11/0   93317WAA0    7,490   7,095,000 PRN        Shared-Defined  1       7,095,000
WALTER INVT MGMT CORP         COM               93317W102    8,604     200,000 SH         Shared-Defined  1         200,000
YRC WORLDWIDE INC             NOTE 10.000% 3/3  984249AB8      331   1,102,499 PRN        Shared-Defined  1       1,102,499


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